COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,	RMB
2018	50,755,609
2019	34,354,435
2020	29,999,378
2021	29,596,057
2022	25,574,400
Thereafter	82,177,148
Total	252,457,027

Schedule of Long-term Purchase Commitment
Year ending December 31,	RMB
2018	1,592,950,011
2019	1,579,598,597
Thereafter	136,800,000
Total	3,309,348,608